Guarantees and commitments (Details 6) - Other transactions - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date	During 2015, 2014 and 2013
Sale Leaseback Transaction, Description	own property
Sale Leaseback Transaction, Lease Terms	The Group entered into several smaller sale-leaseback transactions in respect of own property, which were all recognized as operating lease arrangements with lease terms of between two and eighteen years, between two and ten years and between five and ten years, respectively.
Sale Leaseback Transaction, Rent Expense, Total Expected During Lease Term	SFr 80	SFr 17	SFr 78
Bank
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date	During 2015, 2014 and 2013
Sale Leaseback Transaction, Description	own property
Sale Leaseback Transaction, Lease Terms	The Bank entered into several smaller sale-leaseback transactions in respect of own property, which were all recognized as operating lease arrangements with lease terms of between two and eighteen years, between two and ten years and between five and ten years, respectively.
Sale Leaseback Transaction, Rent Expense, Total Expected During Lease Term	SFr 67	SFr 17	SFr 78